COMMITMENTS, CONTINGENCIES AND GUARANTEES - Schedule Of Assets and Portfolio Assets Brookfield & Partners have Agreed to Acquire (Details) ¥ in Millions, R$ in Millions, $ in Millions, ₩ in Billions	3 Months Ended							6 Months Ended		24 Months Ended
	Mar. 31, 2032 USD ($) MW	Mar. 31, 2032 KRW (₩) MW	Sep. 30, 2025 USD ($) MW	Sep. 30, 2025 KRW (₩) MW	Sep. 30, 2025 CNY (¥) MW	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2026 USD ($) MW	Dec. 31, 2026 BRL (R$) MW
Disclosure of quantitative information about right-of-use assets [line items]
Consideration | $						$ 29	$ 74	$ 56	$ 72
Brookfield Renewable Economic Interest								50.00%
Forecast | South Korea, Utility-Scale Solar, 244 MW development
Disclosure of quantitative information about right-of-use assets [line items]
Utility-scale solar power capacity (in MW)	244	244
Consideration	$ 50	₩ 70
Brookfield Renewable Economic Interest	25.00%	25.00%
Forecast | South Korea, Utility-Scale Solar, 39 MW Operating
Disclosure of quantitative information about right-of-use assets [line items]
Utility-scale solar power capacity (in MW)			39	39	39
Consideration			$ 23	₩ 32
Brookfield Renewable Economic Interest	25.00%	25.00%
Forecast | China, Wind, 50 MW development
Disclosure of quantitative information about right-of-use assets [line items]
Wind power capacity (in MW)			50	50	50
Consideration			$ 8		¥ 58
Brookfield Renewable Economic Interest			20.00%	20.00%	20.00%
Forecast | China, Wind, 201 MW development
Disclosure of quantitative information about right-of-use assets [line items]
Wind power capacity (in MW)			201	201	201
Consideration			$ 74		¥ 533
Brookfield Renewable Economic Interest			20.00%	20.00%	20.00%
Forecast | Brazil 812 MW Development And 30 MW Operating
Disclosure of quantitative information about right-of-use assets [line items]
Consideration										$ 22	R$ 118
Brookfield Renewable Economic Interest										20.00%	20.00%
Forecast | Brazil 812 MW Development
Disclosure of quantitative information about right-of-use assets [line items]
Distributed energy and storage capacity (in MW)										812	812
Forecast | Brazil 30 MW Operating
Disclosure of quantitative information about right-of-use assets [line items]
Distributed energy and storage capacity (in MW)										30	30